UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6529
                                                     ---------------------

                             Columbia Funds Trust VI
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               One Financial Center, Boston, Massachusetts 02111
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                              Russell L. Kane, Esq.
                        Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  1-617-426-3363
                                                           -------------------

                  Date of fiscal year end: June 30, 2004
                                           ------------------

                  Date of reporting period: December 31, 2003
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Photo of: Man holding a puppy in his arms.

                                                       Columbia Small Cap
                                                           Value Fund
                                                        Semiannual Report
                                                        December 31, 2003

                             We are Columbia Funds!

 INSIDE - Management's discussion of the name changes effective October 13, 2003

TABLE OF CONTENTS

Fund Profile ..............................................................    1

Performance Information ...................................................    2

Economic Update ...........................................................    3

Portfolio Manager's Report ................................................    4

Financial Statements ......................................................    6

   Investment Portfolio ...................................................    7

   Statement of Assets and Liabilities ....................................   15

   Statement of Operations ................................................   16

   Statement of Changes in Net Assets .....................................   17

   Notes to Financial Statements ..........................................   19

   Financial Highlights ...................................................   24

Important Information
About This Report .........................................................   29

Columbia Funds ............................................................   30

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

                            Not FDIC      May Lose Value
                            Insured     No Bank Guarantee

PRESIDENT'S MESSAGE
                                                   Columbia Small Cap Value Fund

Photo of: Joseph R. Palombo

DEAR SHAREHOLDER:

As you know, your fund has long been associated with a larger investment management organization. In the 1990s, it was associated with Liberty Financial, whose affiliated asset management companies included Colonial, Stein Roe and Newport. In 2001, these companies became part of the asset management division of FleetBoston Financial Corporation, which you know as Columbia Management Group (CMG).

In 2003, six of the asset management firms brought together under the CMG umbrella were consolidated and renamed Columbia Management Advisors, Inc. On October 13, 2003, we took the natural next step in this process by changing the name of our funds from Liberty to Columbia. For example, Liberty Small-Cap Value Fund was changed to Columbia Small Cap Value Fund. We have also modified certain fund names that existed under both the Liberty and Columbia brands. A complete list of new fund names and other information related to these changes are available online at our new website address: www.columbiafunds.com.

A CONSOLIDATED IDENTITY

The consolidation of our management under a single organization and the renaming of our funds are part of a larger effort to create a consistent identity. Having taken these additional steps, we believe it will be easier for shareholders to do business with us. All funds are now listed under "Columbia" in the mutual fund listings section of your newspaper (depending on the newspaper's listing requirements). All service inquiries are now handled by Columbia Funds Services, Inc., the new name of our shareholder service organization.

What has not changed is our commitment to our mutual fund shareholders. We remain committed to providing the best possible customer service and to offering a wide variety of mutual funds to help you pursue your long-term financial goals. Should you have questions, please call Columbia Funds at 800-345-6611.

In the report that follows, portfolio manager Stephen Barbaro discusses in depth the investment strategies and other factors that affected your fund's performance during the period. We encourage you to read the report carefully.

As always, we thank you for your business and we look forward to continuing to serve your investment needs.

Sincerely,

/s/ Joseph R. Palombo

Joseph R. Palombo
President

Sidebar:

SUMMARY

o For the six-month period ended December 31, 2003, the fund's class A shares returned 26.75% without sales charge.

o The fund outperformed its benchmarks, the S&P Small Cap 600/Barra Value Index and Russell 2000 Value Index, as well as its peer group, the Morningstar Small Value Category.

o Strong stock selection in most sectors, particularly industrials, as well as favorable allocations to the technology and financials sectors, helped the fund beat its benchmarks.

                                    OBJECTIVE
                            Seeks long-term growth by
                         investing primarily in smaller
                        capitalization equity securities

                                TOTAL NET ASSETS
                                 $536.4 million
Artwork: 2 arrows up
                                 Class A shares
                                      26.75%

                                  S&P Small Cap
                                    600/Barra
                                   Value Index
                                     23.95%

style box: value style; small size

FUND PROFILE
                                                   Columbia Small Cap Value Fund

The information below gives you a snapshot of your fund at the end of the reporting period. Because your fund is actively managed, there is no guarantee that these breakdowns and percentages will be maintained in the future.

Top 10 holdings as of 12/31/03 (%)
--------------------------------------------------------------------------------
   Peabody Energy                                                            1.2
--------------------------------------------------------------------------------
   Imagistics International                                                  1.0
--------------------------------------------------------------------------------
   MFC Bancorp                                                               0.9
--------------------------------------------------------------------------------
   US Oncology                                                               0.8
--------------------------------------------------------------------------------
   CH Energy Group                                                           0.8
--------------------------------------------------------------------------------
   MPS Group                                                                 0.8
--------------------------------------------------------------------------------
   Kellwood                                                                  0.8
--------------------------------------------------------------------------------
   Harsco                                                                    0.8
--------------------------------------------------------------------------------
   Cash America International                                                0.8
--------------------------------------------------------------------------------
   Casella Waste Systems                                                     0.8
--------------------------------------------------------------------------------

Top 5 sectors as of 12/31/03 (%)
--------------------------------------------------------------------------------
   Financials                                                               22.7
--------------------------------------------------------------------------------
   Industrials                                                              20.0
--------------------------------------------------------------------------------
   Consumer discretionary                                                   16.2
--------------------------------------------------------------------------------
   Information technology                                                   15.0
--------------------------------------------------------------------------------
   Materials                                                                 8.0
--------------------------------------------------------------------------------

Sector breakdown and portfolio holdings are calculated as a percentage of net assets. Investing in small-cap stock may present special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

(C) 2004 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

The Morningstar Style Box(TM) reveals a fund's investment strategy. For equity funds the vertical axis shows the market capitalization of the stocks owned and the horizontal axis shows investment style (value, blend or growth). For fixed-income funds the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond's duration (short, intermediate or long). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar's database as of month-end. Although the data are gathered from reliable sources, Morningstar cannot guarantee completeness and accuracy. As of 12/31/2003.

Performance of a $10,000 investment
01/01/94 - 12/31/03 ($)
--------------------------------------------------------------------------------
   sales charge:                 without           with
--------------------------------------------------------------------------------
   Class A                       34,542           32,556
--------------------------------------------------------------------------------
   Class B                       32,038           32,038
--------------------------------------------------------------------------------
   Class C                       32,554           32,554
--------------------------------------------------------------------------------
   Class I                       35,430             n/a
--------------------------------------------------------------------------------
   Class Z                       35,317             n/a

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

PERFORMANCE INFORMATION
                                                   Columbia Small Cap Value Fund

VALUE OF A $10,000 INVESTMENT 01/01/94 - 12/31/03

Mountain chart:

    Class A     Class A
    shares      shares    Russell  S&P Small S&P
    without     with      2000     Cap       Small Cap
    sales       sales     Value    600       600/Barra
    charge      charge    Index    Index     Value Index


01/1994
        10000    9425     10000    10000    10000
        10434    9834     10357    10236    9978
        10573    9965     10327    10206    9447
        10116    9534     9863     9474     9587
        10231    9643     9961     9616     9459
        10035    9458     9947     9425     9224
        9642     9087     9687     9075     9371
        9873     9305     9867     9187     9860
        10532    9927     10255    9813     9713
        10521    9916     10147    9762     9466
        10596    9986     9961     9664     9127
        10405    9807     9560     9295     9317
        10631    10019    9847     9521     9294
        10642    10030    9799     9387     9613
        11087    10450    10162    9773     9791
        11445    10787    10211    9972     10205
        11642    10973    10515    10195    10430
        11943    11256    10740    10354    10926
        12874    12134    11107    10923    11442
        14361    13535    11512    11758    11765
        14512    13677    11854    12013    12007
        14830    13977    12031    12320    11409
        14227    13409    11551    11711    11871
        14748    13900    12009    12175    12177
        14621    13781    12382    12376    12296
        14439    13608    12463    12403    12625
        15158    14286    12659    12808    12878
        15664    14763    12925    13083    13510
        16493    15544    13278    13834    13938
        17090    16107    13614    14325    13642
        16133    15205    13453    13763    12909
        15029    14165    12737    12816    13664
        15693    14791    13290    13609    14039
        16497    15548    13653    14207    14265
        16223    15290    13811    14109    15128
        17192    16203    14554    14841    15355
        17303    16308    15027    15015    15844
        17480    16475    15259    15264    15941
        17114    16130    15404    14948    15407
        16332    15393    14991    14181    15607
        16572    15620    15211    14354    17095
        18124    17081    16422    16039    17992
        19284    18175    17253    16748    19178
        20431    19256    17978    17802    19550
        20709    19518    18264    18250    20897
        22084    20814    19478    19457    20259
        21364    20135    18948    18616    20361
        21370    20141    19157    18480    20947
        21434    20202    19806    18854    20511
        21293    20069    19448    18486    22228
        23043    21718    20624    20170    23331
        24370    22969    21462    20941    23482
        24692    23272    21567    21064    22459
        23109    21781    20803    19950    22447
        22936    21617    20687    20008    20371
        20803    19607    19067    18477    16696
        16580    15627    16081    14911    17583
        16948    15974    16990    15824    18351
        18248    17199    17494    16558    19135
        19662    18532    17968    17490    19887
        20111    18954    18533    18608    19658
        19634    18505    18112    18373    18058
        17629    16616    16875    16718    17987
        17314    16318    16737    16933    19554
        18628    17557    18265    18053    20336
        19270    18162    18825    18491    21569
        20350    19180    19507    19544    21232
        20262    19097    19045    19372    20340
        19008    17915    18347    18519    19968
        18901    17815    17981    18597    19505
        19028    17934    17621    18551    19942
        19610    18483    17713    19326    20488
        20938    19734    18256    20915    19439
        19826    18686    17778    20266    20318
        20744    19551    18864    22980    21068
        21327    20101    18953    22130    21215
        21455    20221    19065    21751    20869
        20912    19710    18773    21107    21468
        21824    20569    19321    22355    21891
        21992    20727    19965    21807    23170
        23782    22415    20857    23739    23123
        23963    22585    20738    23093    23236
        23982    22603    20663    23239    21701
        22179    20903    20242    20820    24762
        24909    23477    22416    23385    26724
        24839    23411    23035    24388    25596
        24072    22687    23002    22900    24531
        23556    22202    22634    21849    26010
        25106    23663    23682    23514    26674
        25973    24479    24291    23963    27695
        26162    24658    25267    24840    27435
        26154    24650    24701    24425    26993
        25681    24204    24615    23869    23128
        22653    21351    21897    20642    24185
        23183    21850    22469    21742    26119
        24794    23369    24085    23333    28005
        26622    25091    25558    24913    28529
        26792    25252    25898    25130    28406
        27245    25678    26056    24697    30875
        29226    27545    28005    26648    32138
        29819    28104    28991    27403    30920
        28802    27146    28032    26268    29538
        27846    26245    27412    24910    24735
        24449    23043    23339    21393    24703
        24894    23462    23236    21596    22884
        23196    21862    21577    20274    23344
        23660    22299    21901    20923    24605
        25491    24025    23648    22013    23953
        24770    23345    22638    21269    22964
        24042    22659    22000    20538    22114
        22808    21497    21261    19880    22046
        22852    21538    21488    20037    24041
        24613    23198    23530    21664    26281
        26654    25121    25932    23411    27062
        27243    25676    26370    24019    28385
        28684    27035    27686    25268    29750
        29995    28270    28738    26499    28775
        29692    27985    28408    25720    31338
        32115    30268    30723    27950    32633
        33390    31470    31903    29006    33560
        34542    32556    33057    29516

12/2003








On October 13, 2003, the fund's primary benchmark was changed to the Russell 2000 Value Index. During the reporting period, the fund's benchmarks were the S&P Small Cap 600 Index and the S&P Small Cap 600/Barra Value Index. All results shown assume reinvestment of distributions. The graph and table do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. The S&P Small Cap 600/Barra Value Index is an unmanaged index that tracks the performance of value stocks contained in the S&P Small Cap 600 Index, as determined by the low price to book ratios. The S&P Small Cap 600 Index tracks the performance of 600 small capitalization stocks. The Russell 2000 Value measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index. Performance of the S&P Small Cap 600/Barra Value Index is from 2/1/94. Performance prior to that time represents returns of the S&P Small Cap 600 Index and the Russell 2000 Value Index.

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/03 (%)

--------------------------------------------------------------------------------------------------------
   Share class                   A                    B                   C               I         Z
--------------------------------------------------------------------------------------------------------
   Inception                  7/25/86              11/9/92             1/15/96        10/31/02   7/31/95
--------------------------------------------------------------------------------------------------------
   Sales charge          without     with     without    with     without     with     without   without
--------------------------------------------------------------------------------------------------------
   6-month (cumulative)   26.75      19.46     26.31     21.31     26.28      25.28     27.12     26.91
--------------------------------------------------------------------------------------------------------
   1-year                 39.41      31.39     38.39     33.39     38.40      37.40     40.13     39.79
--------------------------------------------------------------------------------------------------------
   5-year                 11.42      10.11     10.56     10.29     10.57      10.57     11.78     11.71
--------------------------------------------------------------------------------------------------------
   10-year                13.20      12.53     12.35     12.35     12.53      12.53     13.48     13.45
--------------------------------------------------------------------------------------------------------

All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Classes C and Z share performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. The returns for class I shares include the returns of class Z for periods prior to 11/1/02 and returns of class A prior to 7/31/95. These returns have not been adjusted to reflect any difference in expenses (such as 12b-1 fees) between any of the predecessor shares and the newer classes of shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class shares would have been different.

ECONOMIC UPDATE
                                                   Columbia Small Cap Value Fund

After struggling for two years to maintain solid, forward movement, the US economy steamed ahead during the six-month period ended December 31, 2003. The Federal Reserve Board's efforts to stimulate the economy through low short-term interest rates were finally rewarded, but the significant upswing in growth was the result of a combination of factors. A sizeable tax package gave disposable income a boost. Income taxes fell across all tax brackets and many taxpayers received rebate checks during the summer months. Corporate profits rose sharply, and orders for durable goods exceeded expectations late in the period. Consumer confidence continued to climb, although not without an occasional setback. Generally speaking, consumer spending increased and spending was strong going into the holiday season.

Early in the period, economists began to become optimistic that growth for the third quarter of 2003 would reflect this renewed vigor. Yet, no one seemed prepared for how extraordinary that growth might be. When gross domestic product
(GDP) for the third quarter was reported at 7.2%, then revised upward to 8.2%, it was clear that the economy was firing on all cylinders. The business sector had finally kicked into gear. Industrial production rose in the second half of 2003 and business spending--especially on technology-related items--showed strength. Even the labor market improved by year end. After unemployment peaked at 6.4% in June, it declined to 5.9%.

The US stock market, which had come to life at the end of March, headed sharply higher in the second half of 2003. The S&P 500 Index returned 15.14% for the six-month period as all major sectors of the market benefited from renewed investor enthusiasm and rising corporate profits. Technology and consumer stocks were the strongest sectors, but telecommunications and health care also picked up in the last months of the period.

The US bond market experienced extraordinary volatility as interest rates rose sharply in July as the economy improved and then came back down in September. High-yield bonds continued to lead the fixed income markets. The CSFB High Yield Index returned 9.05% for the six-month period compared to a negative 0.53% return for the Lehman Brothers Government/Credit Bond Index. Treasury and mortgage bonds suffered from the shift in interest rates early in the six-month period, but picked up some ground in the final month of the period. Municipal bonds also held onto modest gains. The Lehman Brothers Municipal Bond Index returned 1.45% for the six-month period.

Money market fund yields fell below 1%, reflecting historically low short-term interest rates. The Investment Company Institute, which tracks the movement of assets in and out of mutual funds, reported that money continued to flow out of money market funds during the year as investors sought alternatives to the low yields offered by short-term cash equivalents. Net new cash flow to money market funds turned negative in 2002 for the first time since 1993.

Sidebar:

NET ASSET VALUE PER SHARE
AS OF 12/31/03 ($)
--------------------------------------------------------------------------------
   Class A                                                                 38.57
--------------------------------------------------------------------------------
   Class B                                                                 34.52
--------------------------------------------------------------------------------
   Class C                                                                 35.85
--------------------------------------------------------------------------------
   Class I                                                                 39.78
--------------------------------------------------------------------------------
   Class Z                                                                 39.65
--------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED PER SHARE
07/01/03 - 12/31/03 ($)
--------------------------------------------------------------------------------
   Class A                                                                  1.18
--------------------------------------------------------------------------------
   Class B                                                                  1.04
--------------------------------------------------------------------------------
   Class C                                                                  1.04
--------------------------------------------------------------------------------
   Class I                                                                  1.23
--------------------------------------------------------------------------------
   Class Z                                                                  1.23
--------------------------------------------------------------------------------

PORTFOLIO MANAGER'S REPORT
                                                   Columbia Small Cap Value Fund

For the six-month period ended December 31, 2003, Columbia Small-Cap Value Fund class A shares returned 26.75% without sales charge. The fund beat the S&P Small Cap 600/Barra Value Index, which returned 23.95%, as well as the Russell 2000 Value Index, which returned 25.36%. The fund also came out ahead of the Morningstar Small Value Category, which returned 24.12% for the six-month period.(1) The fund benefited from strong stock returns in most sectors, particularly industrials. The fund's sector weightings, which included an above-average stake in the technology sector and a below-average stake in financials, also contributed positively to performance.

The fund maintained its focus on companies with strong competitive and financial positions, good earnings growth prospects and reasonable stock valuations. Our strategy was rewarded during the period, as investors moved away from more speculative stocks and began buying higher-quality stocks with the potential to do well in a steadily improving economy.

STRONG RETURNS FROM ECONOMICALLY-SENSITIVE INDUSTRIAL AND TECHNOLOGY SECTORS

The fund's biggest gains came from industrial and technology stocks, both of which had suffered sharp declines during the recession but made strong comebacks as the economy improved. In the industrial sector, the fund benefited from strong stock selection among machinery and equipment, transportation, business services and construction stocks. Within the technology sector, the fund owned a mix of software and hardware names, including semiconductor stocks, which rallied sharply as demand grew. Many industrials and technology stocks with overseas sales also benefited from the weak US dollar.

SIDESTEPPED DISAPPOINTMENTS IN FINANCIALS AND HEALTH CARE

Financials and health care stocks contributed positively to performance largely because we avoided some of the weaker industries within each sector. Financials rallied nicely, but could not keep pace with the market's overall returns. We did well by avoiding thrift institutions--savings and loans and consumer savings banks--which moved out of favor with investors during the period. Instead we chose to focus on commercial banks, which benefited from low interest rates and a better credit environment, and insurers, which gained amid improved pricing. Within the health care sector, we did well by avoiding more speculative biotechnology stocks and investing in nursing homes, medical facilities and health maintenance organizations. Our returns exceeded those of the health-care stocks in our benchmarks.

(1) 2004 by Morningstar Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933.

Sidebar:

We believe small-cap stocks remain reasonably valued and that they have the potential to participate in any rally.

                                                   Columbia Small Cap Value Fund

GAINS FROM CONSUMER DISCRETIONARY STOCKS NOT AS ROBUST

Stock selection in the consumer discretionary sector somewhat hampered the fund's relative returns. Consumer discretionary stocks had held up well in the economic downturn, benefiting from strong consumer spending. As a result, the sector had less upside as the market recovered. We focused on reasonably priced restaurant, clothing manufacturer and specialty retailing stocks, which did not do as well as more expensive stocks within the sector. Materials stocks benefited from rising commodities prices. Our higher quality chemicals, paper, packaging and construction materials names, however, came out somewhat behind the average return for the sector.

OPTIMISTIC OUTLOOK FOR ECONOMY

We expect the economy to continue to recover in 2004, further boosting stock prices. The pace of the market's gains, however, may slow as the recovery unfolds and interest rates edge higher. We believe small-cap stocks remain reasonably valued and that they have the potential to participate in any rally. We plan to maintain an economically-sensitive tilt to the portfolio, focusing on small-cap companies with strong balance sheets, market leadership positions and good earnings prospects.

Photo of: Stephen Barbaro

                 Stephen Barbaro has managed the fund
                 since June 2002.


                 /s/ Stephen Barbaro

Investing in small-cap stocks may present special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

FINANCIAL STATEMENTS
December 31, 2003 (Unaudited)                      Columbia Small Cap Value Fund

                       A GUIDE TO UNDERSTANDING YOUR FUND'S FINANCIAL STATEMENTS

                       --------------------------------------------------------
Investment Portfolio   A list of all of the fund's holdings and their market
                       value as of the last day of the reporting period. To show areas of concentration and diversification, portfolio holdings are organized by type of asset, industry and country or geographic region (if applicable).

                       --------------------------------------------------------
 Statement of Assets   This statement shows the fund's net assets and share
     and Liabilities   price for each share class. Net assets are calculated by
                       subtracting all the fund's liabilities (including any unpaid expenses) from the total of the fund's investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of outstanding shares in that class.

                       --------------------------------------------------------
        Statement of   This statement details both the type of income earned by
          Operations   the fund and the operating and non-operating expenses
                       charged to the fund. The Statement of Operations also shows any net gain or loss the fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses over the reporting period.
                       The total of these results represents the fund's net increase or decrease in net assets from operations.

                       --------------------------------------------------------
Statement of Changes   This statement shows how the fund's net assets were
       in Net Assets   affected by its operations results, distributions to
                       shareholders and changes in the number of fund shares.
                       The Statement of Changes in Net Assets also reconciles changes in the number of shares outstanding.

                       --------------------------------------------------------
Financial Highlights   The financial highlights provide an overview of the
                       fund's investment results, including per-share analytics, such as net investment income or loss from operations and distributions; ratios of expenses and net investment income to average net assets. The financial highlights also detail the fund's portfolio turnover rate, which is a measure of trading activity. A separate table is provided for each share class.

                       --------------------------------------------------------
  Notes to Financial   These notes disclose information regarding certain fund
          Statements   background information, significant accounting policies
                       of the fund, including security valuation and income accruals and related party transactions.

INVESTMENT PORTFOLIO
December 31, 2003 (Unaudited)                      Columbia Small Cap Value Fund

Common Stocks - 98.7%
CONSUMER DISCRETIONARY - 16.2%                                                                             Shares     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
                    Auto Components - 1.1%        BorgWarner, Inc.                                         35,000     2,977,450
                                                  Federal Signal Corp.                                     46,653       817,361
                                                  Modine Manufacturing Co.                                 54,143     1,460,778
                                                  Standard Motor Products, Inc.                           123,300     1,498,095
                                                                                            Auto Components Total     6,753,684

                                                  -----------------------------------------------------------------------------
      Hotels, Restaurants & Leisure - 3.0%        Bally Total Fitness Holding Corp. (a)                   227,200     1,590,400
                                                  Bob Evans Farms, Inc.                                    33,307     1,081,145
                                                  Buffalo Wild Wings, Inc. (a)                             44,100     1,144,395
                                                  Landry's Restaurants, Inc.                              118,800     3,055,536
                                                  Lone Star Steakhouse & Saloon                           158,807     3,681,146
                                                  Prime Hospitality Corp. (a)                             195,400     1,993,080
                                                  Scientific Games Corp., Class A (a)                     215,300     3,662,253
                                                                              Hotels, Restaurants & Leisure Total    16,207,955

                                                  -----------------------------------------------------------------------------
                 Household Durables - 1.8%        American Greetings Corp. (a)                             61,200     1,338,444
                                                  CSS Industries, Inc.                                     74,000     2,294,740
                                                  Interface, Inc., Class A (a)                            245,300     1,356,509
                                                  Kimball International, Inc., Class B                    159,734     2,483,864
                                                  Russ Berrie & Co, Inc.                                   24,600       833,940
                                                  Toro Co.                                                 26,500     1,229,600
                                                                                         Household Durables Total     9,537,097

                                                  -----------------------------------------------------------------------------
       Leisure Equipment & Products - 0.8%        Jakks Pacific, Inc. (a)                                 152,488     2,006,742
                                                  Johnson Outdoors, Inc. (a)                               81,821     1,227,560
                                                  M&F Worldwide Corp. (a)                                  63,000       841,680
                                                  Travis Boats & Motors, Inc. (a)                         174,975       115,483
                                                                               Leisure Equipment & Products Total     4,191,465

                                                  -----------------------------------------------------------------------------
                              Media - 2.5%        Alliance Atlantis Communications, Inc., Class B (a)     242,092     3,708,849
                                                  Catalina Marketing Corp. (a)                            105,800     2,132,928
                                                  Journal Communications, Inc., Class A                    94,600     1,752,938
                                                  Liberty Corp.                                            67,700     3,059,363
                                                  Media General, Inc.                                      40,000     2,604,000
                                                                                                      Media Total    13,258,078

                                                  -----------------------------------------------------------------------------
                  Multi-Line Retail - 0.6%        BJ's Wholesale Club, Inc. (a)                            64,100     1,471,736
                                                  ShopKo Stores, Inc. (a)                                 106,500     1,624,125
                                                                                          Multi-Line Retail Total     3,095,861

                                                  -----------------------------------------------------------------------------
                   Specialty Retail - 3.7%        Building Material Holding Corp.                          71,143     1,104,851
                                                  Compucom Systems, Inc. (a)                              253,815     1,329,991
                                                  Friedman's, Inc.                                        165,674     1,111,673
                                                  Gadzooks, Inc. (a)                                      189,740       294,097
                                                  GameStop Corp., Class A (a)                             116,900     1,801,429
                                                  Goody's Family Clothing, Inc.                           205,281     1,921,430
                                                  Linens 'n Things, Inc. (a)                               63,400     1,907,072
                                                  Monro Muffler, Inc. (a)                                 156,006     3,121,680
                                                  Movie Gallery, Inc.                                      50,678       946,665
                                                  Rent-Way, Inc. (a)                                      341,200     2,794,428
                                                  TBC Corp. (a)                                            43,221     1,115,534
                                                  United Rentals, Inc. (a)                                115,100     2,216,826
                                                                                           Specialty Retail Total    19,665,676
                                                  -----------------------------------------------------------------------------


                                           See notes to investment portfolio.  7

December 31, 2003 (Unaudited)                      Columbia Small Cap Value Fund

Common Stocks - (continued)
CONSUMER DISCRETIONARY - (continued)                                                                       Shares     Value ($)
------------------------------------------        ------------------------------------------------------------------------------
   Textiles, Apparel & Luxury Goods - 2.7%        Delta Apparel, Inc.                                      48,000       854,880
                                                  Hampshire Group Ltd. (a)                                 82,100     2,575,477
                                                  Kellwood Co.                                            105,850     4,339,850
                                                  Maxwell Shoe Co. (a)                                    165,409     2,806,991
                                                  Russell Corp.                                           116,700     2,049,252
                                                  Stride Rite Corp.                                       146,300     1,664,894
                                                                           Textiles, Apparel & Luxury Goods Total    14,291,344
                                                                                                                   ------------
                                                                                     CONSUMER DISCRETIONARY TOTAL    87,001,160
CONSUMER STAPLES - 3.1%
------------------------------------------        ------------------------------------------------------------------------------
              Food & Drug Retailing - 0.8%        NeighborCare, Inc. (a)                                  133,100     2,628,725
                                                  Winn-Dixie Stores, Inc.                                 163,000     1,621,850
                                                                                      Food & Drug Retailing Total     4,250,575

                                                  -----------------------------------------------------------------------------
                      Food Products - 2.1%        Central Garden & Pet Co. (a)                             65,390     1,832,882
                                                  Corn Products International, Inc.                       117,200     4,037,540
                                                  Omega Protein Corp. (a)                                 165,400     1,276,888
                                                  Ralcorp Holdings, Inc. (a)                              126,500     3,967,040
                                                                                              Food Products Total    11,114,350

                                                  -----------------------------------------------------------------------------
                            Tobacco - 0.2%        Schweitzer-Mauduit International, Inc.                   35,700     1,063,146
                                                                                                    Tobacco Total     1,063,146
                                                                                                                   ------------
                                                                                           CONSUMER STAPLES TOTAL    16,428,071
ENERGY - 4.5%
------------------------------------------        ------------------------------------------------------------------------------
        Energy Equipment & Services - 1.5%        Lufkin Industries, Inc.                                  94,639     2,724,657
                                                  Universal Compression Holdings, Inc. (a)                 82,700     2,163,432
                                                  Willbros Group, Inc. (a)                                254,000     3,053,080
                                                                                Energy Equipment & Services Total     7,941,169

                                                  -----------------------------------------------------------------------------
                          Oil & Gas - 3.0%        Harvest Natural Resources, Inc. (a)                     207,000     2,059,650
                                                  Stone Energy Corp. (a)                                   82,100     3,485,145
                                                  Vintage Petroleum, Inc.                                 234,800     2,824,644
                                                  Western Gas Resources, Inc.                              42,600     2,012,850
                                                  Westport Resources Corp. (a)                            121,800     3,636,948
                                                  Whiting Petroleum Corp. (a)                             127,100     2,338,640
                                                                                                  Oil & Gas Total    16,357,877
                                                                                                                   ------------
                                                                                                     ENERGY TOTAL    24,299,046
FINANCIALS - 22.7%
------------------------------------------        ------------------------------------------------------------------------------
                             Banks - 11.1%        BancFirst Corp.                                          15,050       883,465
                                                  BancorpSouth, Inc.                                      109,900     2,606,828
                                                  BancTrust Financial Group, Inc.                          46,754       748,999
                                                  Bank of Granite Corp.                                   105,493     2,297,638
                                                  Bryn Mawr Bank Corp.                                    129,810     3,179,047
                                                  Capitol Bancorp Ltd.                                     47,379     1,345,564
                                                  Chemical Financial Corp.                                104,880     3,816,583
                                                  Chittenden Corp.                                        119,900     4,033,436
                                                  Community First Bankshares, Inc.                         82,900     2,399,126
                                                  Community Trust Bancorp, Inc.                            64,478     1,947,224
                                                  Corus Bankshares, Inc.                                  111,600     3,522,096
                                                  First Citizens BancShares, Inc.                          17,100     2,078,163
                                                  First Financial Bankshares, Inc.                         53,700     2,239,290


8  See notes to investment portfolio.

December 31, 2003 (Unaudited)                      Columbia Small Cap Value Fund

Common Stocks - (continued)
FINANCIALS - (continued)                                                                                   Shares     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
                       Banks - (continued)        Greater Bay Bancorp                                      85,000     2,420,800
                                                  Hancock Holding Co.                                      24,594     1,342,094
                                                  MainSource Financial Group, Inc.                         42,693     1,309,394
                                                  MASSBANK Corp.                                           35,600     1,516,560
                                                  Merchants Bancshares, Inc.                               85,032     2,597,728
                                                  MetroCorp. Bancshares, Inc.                              17,800       265,042
                                                  Mid-State Bancshares                                    151,260     3,848,054
                                                  Northrim BanCorp., Inc.                                  77,700     1,783,215
                                                  Omega Financial Corp.                                    18,237       701,942
                                                  Riggs National Corp.                                    167,696     2,772,015
                                                  S.Y. Bancorp, Inc.                                       16,500       339,240
                                                  Simmons First National Corp.                             77,872     2,172,629
                                                  Sterling Bancshares, Inc.                               118,000     1,572,940
                                                  TriCo Bancshares                                        107,365     3,388,439
                                                  Whitney Holding Corp.                                    61,800     2,533,182
                                                                                                      Banks Total    59,660,733

                                                  -----------------------------------------------------------------------------
             Diversified Financials - 2.2%        Cash America International, Inc.                        196,500     4,161,870
                                                  LaBranche & Co, Inc.                                    134,900     1,574,283
                                                  Metris Companies, Inc.                                  323,400     1,435,896
                                                  MFC Bancorp Ltd. (a)                                    260,570     4,794,488
                                                                                     Diversified Financials Total    11,966,537

                                                  -----------------------------------------------------------------------------
                          Insurance - 4.1%        AmerUs Group Co.                                         42,700     1,493,219
                                                  CNA Surety Corp. (a)                                    127,100     1,208,721
                                                  Commerce Group, Inc.                                     53,700     2,121,150
                                                  Delphi Financial Group, Inc., Class A                   111,702     4,021,272
                                                  Horace Mann Educators Corp.                             127,400     1,779,778
                                                  Kansas City Life Insurance Co.                           12,900       595,980
                                                  Navigators Group, Inc. (a)                               49,600     1,531,152
                                                  Phoenix Companies, Inc.                                 270,000     3,250,800
                                                  RLI Corp.                                                78,300     2,933,118
                                                  State Auto Financial Corp.                               79,963     1,870,335
                                                  Universal American Financial Corp. (a)                  110,194     1,092,022
                                                                                                  Insurance Total    21,897,547

                                                  -----------------------------------------------------------------------------
                        Real Estate - 5.3%        American Financial Realty Trust, REIT                    51,400       876,370
                                                  Boykin Lodging Co., REIT                                215,800     1,974,570
                                                  EastGroup Properties, Inc., REIT                         79,500     2,574,210
                                                  Equity One, Inc., REIT                                  126,600     2,137,008
                                                  First Potomac Realty Trust, REIT (a)                     48,000       899,520
                                                  Getty Realty Corp.                                       84,200     2,201,830
                                                  Gladstone Commercial Corp.                              101,600     1,711,960
                                                  Keystone Property Trust, REIT                            85,200     1,882,068
                                                  Mid-America Apartment Communities, Inc., REIT            83,900     2,817,362
                                                  Nationwide Health Properties, Inc., REIT                138,600     2,709,630
                                                  PS Business Parks, Inc., REIT                            89,400     3,688,644
                                                  Tanger Factory Outlet Centers, Inc., REIT                30,900     1,257,630
                                                  Universal Health Reality Income Trust, REIT              56,300     1,694,630
                                                  Urstadt Biddle Properties, REIT                         123,700     1,750,355
                                                                                                Real Estate Total    28,175,787
                                                                                                                   ------------
                                                                                                 FINANCIALS TOTAL   121,700,604


                                           See notes to investment portfolio.  9

December 31, 2003 (Unaudited)                      Columbia Small Cap Value Fund

Common Stocks - (continued)
HEALTH CARE - 4.5%                                                                                         Shares     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
   Health Care Equipment & Supplies - 0.3%        Sola International, Inc. (a)                             77,700     1,460,760
                                                                           Health Care Equipment & Supplies Total     1,460,760

                                                  -----------------------------------------------------------------------------
   Health Care Providers & Services - 4.2%        Chronimed, Inc. (a)                                     170,200     1,443,296
                                                  Cross Country Healthcare, Inc. (a)                      122,400     1,826,208
                                                  Genesis HealthCare Corp. (a)                             66,550     1,516,009
                                                  Hooper Holmes, Inc.                                     144,500       893,010
                                                  Kindred Healthcare, Inc. (a)                             71,300     3,706,174
                                                  MAXIMUS, Inc. (a)                                        42,700     1,670,851
                                                  National Healthcare Corp. (a)                               400         7,960
                                                  Pediatrix Medical Group, Inc. (a)                        61,300     3,377,017
                                                  Province Healthcare Co. (a)                              85,300     1,364,800
                                                  Stewart Enterprises, Inc. (a)                           400,896     2,277,089
                                                  US Oncology, Inc. (a)                                   414,198     4,456,770
                                                                           Health Care Providers & Services Total    22,539,184
                                                                                                                   ------------
                                                                                                HEALTH CARE TOTAL    23,999,944
INDUSTRIALS - 20.0%
------------------------------------------        -----------------------------------------------------------------------------
                Aerospace & Defense - 2.5%        AAR Corp. (a)                                           179,002     2,676,080
                                                  Armor Holdings, Inc. (a)                                 66,600     1,752,246
                                                  Herley Industries, Inc. (a)                              89,700     1,856,790
                                                  InVision Technologies, Inc. (a)                          67,900     2,279,403
                                                  Ladish Co., Inc. (a)                                    190,038     1,541,398
                                                  Precision Castparts Corp.                                73,100     3,319,471
                                                                                        Aerospace & Defense Total    13,425,388

                                                  -----------------------------------------------------------------------------
            Air Freight & Logistics - 0.7%        HUB Group, Inc., Class A (a)                             21,969       473,212
                                                  Ryder System, Inc.                                       87,400     2,984,710
                                                                                    Air Freight & Logistics Total     3,457,922

                                                  -----------------------------------------------------------------------------
                           Airlines - 0.8%        Atlantic Coast Airlines Holdings, Inc. (a)              111,406     1,102,919
                                                  MAIR Holdings, Inc. (a)                                 101,924       742,007
                                                  Skywest, Inc.                                           133,100     2,411,772
                                                                                                   Airlines Total     4,256,698

                                                  -----------------------------------------------------------------------------
                  Building Products - 1.8%        Hughes Supply, Inc.                                      51,200     2,540,544
                                                  Jacuzzi Brands, Inc. (a)                                232,400     1,647,716
                                                  NCI Building Systems, Inc. (a)                           97,200     2,323,080
                                                  Watsco, Inc.                                            147,600     3,354,948
                                                                                          Building Products Total     9,866,288

                                                  -----------------------------------------------------------------------------
     Commercial Services & Supplies - 6.7%        ActivCard Corp. (a)                                     206,200     1,624,856
                                                  Angelica Corp.                                           63,000     1,386,000
                                                  Casella Waste Systems, Inc. (a)                         301,827     4,132,012
                                                  Century Business Services, Inc. (a)                     335,656     1,500,382
                                                  Consolidated Graphics, Inc. (a)                         125,400     3,960,132
                                                  Danka Business Systems, ADR (a)                         326,600     1,437,040
                                                  Electro Rent Corp. (a)                                   55,081       734,781
                                                  First Consulting Group, Inc. (a)                        171,103       963,310
                                                  Healthcare Services Group, Inc.                         106,800     2,060,172
                                                  Imagistics International, Inc. (a)                      138,600     5,197,500
                                                  Ionics, Inc. (a)                                         75,900     2,417,415
                                                  Lightbridge, Inc. (a)                                   165,178     1,503,120


10  See notes to investment portfolio.

December 31, 2003 (Unaudited)                      Columbia Small Cap Value Fund

Common Stocks - (continued)
INDUSTRIALS - (continued)                                                                                  Shares     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
Commercial Services & Supplies - (continued)      MPS Group, Inc. (a)                                     468,950     4,384,682
                                                  NCO Group, Inc. (a)                                      84,900     1,933,173
                                                  RemedyTemp, Inc., Class A (a)                             9,440       102,990
                                                  Sourcecorp, Inc. (a)                                     84,800     2,173,424
                                                  TeleTech Holdings, Inc. (a)                              26,276       296,919
                                                                             Commercial Services & Supplies Total    35,807,908

                                                  -----------------------------------------------------------------------------
         Construction & Engineering - 1.7%        Comfort Systems USA, Inc. (a)                           285,200     1,562,896
                                                  EMCOR Group, Inc. (a)                                    40,800     1,791,120
                                                  MasTec, Inc. (a)                                         51,600       764,196
                                                  Quanta Services, Inc. (a)                                84,700       618,310
                                                  Shaw Group, Inc. (a)                                    139,200     1,895,904
                                                  Washington Group International, Inc. (a)                 79,700     2,707,409
                                                                                 Construction & Engineering Total     9,339,835

                                                  -----------------------------------------------------------------------------
               Electrical Equipment - 2.0%        C&D Technologies, Inc.                                  123,000     2,357,910
                                                  Genlyte Group, Inc. (a)                                  47,318     2,762,425
                                                  Tecumseh Products Co.                                    57,512     2,785,306
                                                  Woodward Governor Co.                                    46,600     2,648,278
                                                                                       Electrical Equipment Total    10,553,919

                                                  -----------------------------------------------------------------------------
                          Machinery - 2.9%        Alamo Group, Inc.                                        59,700       911,022
                                                  Briggs & Stratton Corp.                                  43,600     2,938,640
                                                  Esterline Technologies Corp. (a)                        123,300     3,288,411
                                                  Harsco Corp.                                             95,400     4,180,428
                                                  Kadant, Inc. (a)                                        124,500     2,695,425
                                                  UNOVA, Inc. (a)                                          69,500     1,595,025
                                                                                                  Machinery Total    15,608,951

                                                  -----------------------------------------------------------------------------
                        Road & Rail - 0.9%        Covenant Transport, Inc. (a)                             96,200     1,828,762
                                                  Dollar Thrifty Automotive Group, Inc. (a)                83,800     2,173,772
                                                  U.S. Xpress Enterprises, Inc., Class A (a)               57,683       706,617
                                                                                                Road & Rail Total     4,709,151
                                                                                                                   ------------
                                                                                                INDUSTRIALS TOTAL   107,026,060
INFORMATION TECHNOLOGY - 15.0%
------------------------------------------        -----------------------------------------------------------------------------
           Communications Equipment - 3.0%        Advanced Fibre Communications, Inc. (a)                 133,000     2,679,950
                                                  Anaren, Inc. (a)                                        170,700     2,410,284
                                                  Andrew Corp. (a)                                        201,882     2,323,662
                                                  Black Box Corp.                                          51,900     2,391,033
                                                  Cable Design Technologies Corp. (a)                     163,100     1,466,269
                                                  McDATA Corp., Class A (a)                               201,900     1,924,107
                                                  Optical Communication Products, Inc. (a)                335,968     1,243,082
                                                  Tollgrade Communications, Inc. (a)                      104,410     1,830,307
                                                                                   Communications Equipment Total    16,268,694

                                                  -----------------------------------------------------------------------------
            Computers & Peripherals - 1.4%
                                                  Advanced Digital Information Corp. (a)                   34,700       485,800
                                                  Electronics for Imaging, Inc. (a)                        87,700     2,281,954
                                                  Imation Corp.                                            23,800       836,570
                                                  Innovex, Inc. (a)                                       161,700     1,363,131
                                                  Intergraph Corp. (a)                                     50,100     1,198,392
                                                  Iomega Corp. (a)                                        229,800     1,374,204
                                                                                    Computers & Peripherals Total     7,540,051

                                                  -----------------------------------------------------------------------------


                                          See notes to investment portfolio.  11

December 31, 2003 (Unaudited)                      Columbia Small Cap Value Fund

Common Stocks - (continued)
INFORMATION TECHNOLOGY - (continued)                                                                       Shares     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
 Electronic Equipment & Instruments - 3.5%        Analogic Corp.                                           35,600     1,459,600
                                                  Anixter International, Inc. (a)                          52,700     1,363,876
                                                  Benchmark Electronics, Inc. (a)                          47,750     1,662,177
                                                  Checkpoint Systems, Inc. (a)                            129,600     2,450,736
                                                  MTS Systems Corp.                                       141,582     2,722,622
                                                  NU Horizons Electronics Corp. (a)                       215,807     2,114,909
                                                  OSI Systems, Inc. (a)                                    85,000     1,632,850
                                                  Planar Systems, Inc. (a)                                 62,600     1,522,432
                                                  Plexus Corp. (a)                                         65,300     1,121,201
                                                  Vishay Intertechnology, Inc. (a)                        110,800     2,537,320
                                                                         Electronic Equipment & Instruments Total    18,587,723

                                                  -----------------------------------------------------------------------------
                    Information Technology
              Consulting & Services - 1.5%        Acxiom Corp. (a)                                        125,541     2,331,296
                                                  Agilysys, Inc.                                          104,379     1,163,826
                                                  American Management Systems, Inc. (a)                   147,062     2,216,224
                                                  Computer Horizons Corp. (a)                             238,061       935,580
                                                  Inforte Corp. (a)                                       163,100     1,352,099
                                                               Information Technology Consulting & Services Total     7,999,025

                                                  -----------------------------------------------------------------------------
       Internet Software & Services - 1.3%        Equinix, Inc. (a)                                       143,300     4,041,060
                                                  Keynote Systems, Inc. (a)                               164,600     1,958,740
                                                  Modem Media, Inc. (a)                                   153,800     1,256,546
                                                                               Internet Software & Services Total     7,256,346

                                                  -----------------------------------------------------------------------------
 Semiconductor Equipment & Products - 1.3%        Dupont Photomasks, Inc. (a)                              93,614     2,259,842
                                                  Exar Corp. (a)                                          131,100     2,239,188
                                                  FSI International, Inc. (a)                             134,500       992,610
                                                  Pericom Semiconductor Corp. (a)                         130,645     1,392,676
                                                                         Semiconductor Equipment & Products Total     6,884,316

                                                  -----------------------------------------------------------------------------
                           Software - 3.0%        Captaris, Inc. (a)                                      240,000     1,348,800
                                                  Group 1 Software, Inc. (a)                              122,300     2,154,926
                                                  Internet Security Systems, Inc. (a)                     122,200     2,301,026
                                                  Lawson Software, Inc. (a)                               162,800     1,339,844
                                                  MSC.Software Corp. (a)                                  210,800     1,992,060
                                                  PLATO Learning, Inc. (a)                                316,186     3,335,762
                                                  Sybase, Inc. (a)                                        100,600     2,070,348
                                                  Transaction Systems Architects, Inc. (a)                 63,300     1,432,479
                                                                                                   Software Total    15,975,245
                                                                                                                   ------------
                                                                                     INFORMATION TECHNOLOGY TOTAL    80,511,400
MATERIALS - 8.0%
------------------------------------------        -----------------------------------------------------------------------------
                          Chemicals - 3.2%        Cytec Industries, Inc. (a)                               63,600     2,441,604
                                                  H.B. Fuller Co.                                          74,000     2,200,760
                                                  Hercules, Inc. (a)                                       94,800     1,156,560
                                                  Lubrizol Corp.                                           92,300     3,001,596
                                                  Minerals Technologies, Inc.                              47,800     2,832,150
                                                  Schulman (A.), Inc.                                      97,444     2,077,506
                                                  Sensient Technologies Corp.                              96,000     1,897,920
                                                  Stepan Co.                                               58,300     1,495,395
                                                                                                  Chemicals Total    17,103,491

                                                  -----------------------------------------------------------------------------


12  See notes to investment portfolio.

December 31, 2003 (Unaudited)                      Columbia Small Cap Value Fund

Common Stocks - (continued)
MATERIALS - (continued)                                                                                    Shares     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
             Construction Materials - 1.0%        AMCOL International Corp.                                86,900     1,764,070
                                                  Centex Construction Products, Inc.                       61,500     3,706,605
                                                                                     Construction Materials Total     5,470,675

                                                  -----------------------------------------------------------------------------
             Containers & Packaging - 1.0%        AptarGroup, Inc.                                         56,000     2,184,000
                                                  Greif, Inc., Class A                                     94,100     3,341,491
                                                                                     Containers & Packaging Total     5,525,491

                                                  -----------------------------------------------------------------------------
                    Metals & Mining - 2.4%        Carpenter Technology Corp.                              133,200     3,938,724
                                                  Peabody Energy Corp.                                    149,800     6,248,158
                                                  RTI International Metals, Inc. (a)                      168,700     2,845,969
                                                                                            Metals & Mining Total    13,032,851

                                                  -----------------------------------------------------------------------------
            Paper & Forest Products - 0.4%        Glatfelter                                               70,800       881,460
                                                  Mercer International, Inc. (a)                          164,900     1,052,062
                                                                                    Paper & Forest Products Total     1,933,522
                                                                                                                   ------------
                                                                                                  MATERIALS TOTAL    43,066,030
TELECOMMUNICATION SERVICES - 0.7%
------------------------------------------        -----------------------------------------------------------------------------
             Diversified Telecommunication
                           Services - 0.4%        North Pittsburgh Systems, Inc.                           99,613     1,883,682
                                                                     Diversified Telecommunication Services Total     1,883,682

                                                  -----------------------------------------------------------------------------
Wireless Telecommunication Services - 0.3%        Price Communications Corp. (a)                          122,200     1,677,806
                                                                        Wireless Telecommunication Services Total     1,677,806
                                                                                                                   ------------
                                                                                 TELECOMMUNICATION SERVICES TOTAL     3,561,488
UTILITIES - 4.0%
------------------------------------------        -----------------------------------------------------------------------------
                 Electric Utilities - 3.0%        Central Vermont Public Service Corp.                    140,600     3,304,100
                                                  CH Energy Group, Inc.                                    94,400     4,427,360
                                                  El Paso Electric Co. (a)                                159,600     2,130,660
                                                  Maine & Maritimes Corp.                                  30,400     1,064,304
                                                  MGE Energy, Inc.                                         55,586     1,751,515
                                                  Northeast Utilities                                     113,300     2,285,261
                                                  Otter Tail Corp.                                         50,000     1,336,500
                                                                                         Electric Utilities Total    16,299,700

                                                  -----------------------------------------------------------------------------
                      Gas Utilities - 1.0%        Cascade Natural Gas Corp.                                60,600     1,278,054
                                                  MDU Resources Group, Inc.                                57,500     1,369,075
                                                  Northwest Natural Gas Co.                                45,300     1,392,975
                                                  WGL Holdings, Inc.                                       48,600     1,350,594
                                                                                              Gas Utilities Total     5,390,698
                                                                                                                   ------------
                                                                                                  UTILITIES TOTAL    21,690,398
                                                                                                                   ------------
                                                  TOTAL COMMON STOCKS (COST OF $403,721,509)                        529,284,201


                                          See notes to investment portfolio.  13

December 31, 2003 (Unaudited)                      Columbia Small Cap Value Fund

Single Purpose Trust - 0.0%
MATERIALS - 0.0%                                                                                           Shares     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
            Paper & Forest Products - 0.0%        PRT Forest Regeneration Income Fund (a)
                                                  (cost of $297,727)                                       46,001       320,354
                                                                                    Paper & Forest Products Total       320,354
                                                                                                                   ------------
                                                                                                  MATERIALS TOTAL       320,354

Short-Term Obligation - 1.3%                                                                               Par($)
------------------------------------------        -----------------------------------------------------------------------------
                                                  Repurchase agreement with State Street
                                                  Bank & Trust Co., dated 12/31/03, due
                                                  01/02/04 at 0.780%, collateralized by a
                                                  U.S. Treasury Bond maturing
                                                  05/15/18, market value $7,002,000
                                                  (repurchase proceeds $6,864,297)
                                                  (cost of $6,864,000)                                  6,864,000     6,864,000

                                                  Total Investments - 100.0%
                                                  (cost of $410,883,236) (b)                                        536,468,555

                                                  Other Assets & Liabilities, Net - 0.0%                                (82,339)

                                                  Net Assets - 100.0%                                               536,386,216



                                                  Notes to Investment Portfolio:

                                                  (a)   Non-income producing.

                                                  (b)   Cost for both financial statement and federal income tax purposes is the same.

                                                  Acronym                  Name
                                                  -------                  ----
                                                   ADR        American Depositary Receipt
                                                   REIT       Real Estate Investment Trust


14  See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003 (Unaudited)                      Columbia Small Cap Value Fund

                                                                                                                            ($)
------------------------------------------        -----------------------------------------------------------------------------
                                    Assets        Investments, at cost                                              410,883,236
                                                  Investments, at value                                             536,468,555
                                                  Cash                                                                      136
                                                  Receivable for:
                                                    Investments sold                                                    942,956
                                                    Fund shares sold                                                  1,137,256
                                                    Interest                                                                149
                                                    Dividends                                                           423,711
                                                  Deferred Trustees' compensation plan                                   21,887
                                                  Other assets                                                           72,932
                                                                                                                   ------------
                                                                                                     Total Assets   539,067,582

                                                  -----------------------------------------------------------------------------
                               Liabilities        Payable to custodian bank (cost of $256)                                  198
                                                  Expense reimbursement due to Investment Advisor                        64,493
                                                  Payable for:
                                                    Investments purchased                                               380,257
                                                    Fund shares repurchased                                             918,663
                                                    Investment advisory fee                                             373,800
                                                    Transfer agent fee                                                  605,646
                                                    Pricing and bookkeeping fees                                         27,956
                                                    Merger fee                                                           16,349
                                                    Custody fee                                                           2,207
                                                    Distribution and service fees                                       259,794
                                                  Deferred Trustees' fees                                                21,887
                                                  Other liabilities                                                      10,116
                                                                                                                   ------------
                                                                                                Total Liabilities     2,681,366

                                                                                                       Net Assets   536,386,216

                                                  -----------------------------------------------------------------------------
                 Composition of Net Assets        Paid-in capital                                                   405,590,260
                                                  Overdistributed net investment income                                 (95,016)
                                                  Accumulated net realized gain                                       5,305,532
                                                  Net unrealized appreciation on:
                                                    Investments                                                     125,585,319
                                                    Foreign currency translations                                           121

                                                                                                       Net Assets   536,386,216

                                                  -----------------------------------------------------------------------------
                                   Class A        Net assets                                                        242,112,126
                                                  Shares outstanding                                                  6,277,015
                                                  Net asset value per share                                               38.57(a)
                                                  Maximum offering price per share($38.57/0.9425)                         40.92(b)

                                                  -----------------------------------------------------------------------------
                                   Class B        Net assets                                                        216,314,848
                                                  Shares outstanding                                                   6,265,695
                                                  Net asset value and offering price per share                             34.52(a)

                                                  -----------------------------------------------------------------------------
                                   Class C        Net assets                                                         32,776,488
                                                  Shares outstanding                                                    914,152
                                                  Net asset value and offering price per share                            35.85(a)

                                                  -----------------------------------------------------------------------------
                                   Class I        Net assets                                                              2,546
                                                  Shares outstanding                                                         64
                                                  Net asset value, offering and redemption price per share                39.78

                                                  -----------------------------------------------------------------------------
                                   Class Z        Net assets                                                         45,180,208
                                                  Shares outstanding                                                  1,139,373
                                                  Net asset value, offering and redemption price per share                39.65


                                                  (a)   Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                                                  (b)   On sales of $50,000 or more the offering price is reduced.


                                     See notes to financial statements.  15

STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2003         Columbia Small Cap Value Fund
(Unaudited)

                                                                                                                            ($)
------------------------------------------        -----------------------------------------------------------------------------
                         Investment Income        Dividends                                                           4,077,516
                                                  Interest                                                               23,268
                                                  Total Investment Income (net of foreign taxes withheld of $8,895)   4,100,784

                                                  -----------------------------------------------------------------------------
                                  Expenses        Investment advisory fee                                             1,905,269
                                                  Distribution fee:
                                                    Class B                                                             767,156
                                                    Class C                                                             107,114
                                                  Service fee:
                                                    Class A                                                             265,663
                                                    Class B                                                             255,719
                                                    Class C                                                              35,705
                                                  Transfer agent fee                                                    947,709
                                                  Pricing and bookkeeping fees                                           75,629
                                                  Trustees' fees                                                          7,780
                                                  Custody fee                                                            17,720
                                                  Other expenses                                                         95,253
                                                                                                                   ------------
                                                  Total Expenses                                                      4,480,717
                                                  Fees and expenses waived or reimbursed by Investment Advisor:
                                                    Class A                                                             (33,001)
                                                    Class B                                                             (33,148)
                                                    Class C                                                              (4,414)
                                                    Class I                                                                  --(a)
                                                    Class Z                                                              (3,234)
                                                  Custody earnings credit                                                  (224)
                                                                                                                   ------------
                                                   Net Expenses                                                       4,406,696
                                                                                                                   ------------
                                                  Net Investment Loss                                                  (305,912)

                                                  -----------------------------------------------------------------------------
               Net Realized and Unrealized        Net realized gain (loss) on:
                Gain (Loss) on Investments          Investments                                                      34,956,942
                      and Foreign Currency          Foreign currency transactions                                        (1,857)
                                                                                                                   ------------
                                                  Net realized gain                                                  34,955,085

                                                  Net change in unrealized appreciation/depreciation on:
                                                    Investments                                                      75,963,811
                                                    Foreign currency translations                                           136
                                                                                                                   ------------
                                                     Net change in unrealized appreciation/depreciation              75,963,947
                                                                                                                   ------------
                                                  Net Gain                                                          110,919,032
                                                                                                                   ------------
                                                  Net Increase in Net Assets from Operations                        110,613,120

                                                  (a)   Rounds to less than $1.


16  See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS                 Columbia Small Cap Value Fund

                                                                                                         (Unaudited)
                                                                                                          Six Months
                                                                                                             Ended       Year Ended
                                                                                                         December 31,     June 30,
Increase (Decrease) in Net Assets:                                                                          2003($)        2003($)
------------------------------------------        ---------------------------------------------------------------------------------
                               Operations:        Net investment loss                                      (305,912)     (1,339,540)
                                                  Net realized gain (loss) on investments
                                                  and foreign currency transactions                      34,955,085     (11,163,115)
                                                  Net change in unrealized appreciation/depreciation
                                                  on investments and foreign currency translations       75,963,947       3,793,153

                                                      Net Increase (Decrease) from Operations           110,613,120      (8,709,502)
                                                  ---------------------------------------------------------------------------------
   Distributions Declared to Shareholders:        From net realized gains:
                                                    Class A                                              (7,140,653)    (17,262,144)
                                                    Class B                                              (6,385,636)    (28,475,602)
                                                    Class C                                                (920,797)     (3,407,918)
                                                    Class I                                                     (77)             --
                                                    Class Z                                              (1,339,466)        (31,120)
                                                  Return of capital:
                                                    Class A                                                      --        (441,172)
                                                    Class B                                                      --        (727,756)
                                                    Class C                                                      --         (87,097)
                                                    Class Z                                                      --            (795)
                                                      Total Distributions Declared to Shareholders      (15,786,629)    (50,433,604)
                                                  ---------------------------------------------------------------------------------
                       Share Transactions:        Class A:
                                                    Subscriptions                                        43,172,582      92,368,303
                                                    Proceeds received in connection with merger                  --      25,103,297
                                                    Distributions reinvested                              6,411,319      14,993,575
                                                    Redemptions                                         (31,653,349)    (77,460,669)
                                                                                                      -----------------------------
                                                      Net Increase                                       17,930,552      55,004,506
                                                  Class B:
                                                    Subscriptions                                         8,626,778      22,179,249
                                                    Proceeds received in connection with merger                  --         112,583
                                                    Distributions reinvested                              5,644,623      25,322,455
                                                    Redemptions                                         (27,177,346)    (50,728,910)
                                                                                                      -----------------------------
                                                      Net Decrease                                      (12,905,945)     (3,114,623)
                                                  Class C:
                                                    Subscriptions                                         4,241,437       7,973,792
                                                    Proceeds received in connection with merger                  --          15,456
                                                    Distributions reinvested                                752,490       2,749,843
                                                    Redemptions                                          (3,080,714)     (7,852,369)
                                                                                                      -----------------------------
                                                      Net Increase                                        1,913,213       2,886,722
                                                  Class I:
                                                    Subscriptions                                             1,050           1,000
                                                    Proceeds received in connection with merger                  --       1,408,563
                                                    Distributions reinvested                                     77              --
                                                    Redemptions                                                  --      (1,358,005)
                                                                                                      -----------------------------
                                                      Net Increase                                            1,127          51,558


                                          See notes to financial statements.  17

STATEMENT OF CHANGES IN NET ASSETS (continued)     Columbia Small Cap Value Fund

                                                                                                        (Unaudited)
                                                                                                        Six Months
                                                                                                           Ended         Year Ended
                                                                                                        December 31,      June 30,
                                                                                                          2003($)          2003($)
------------------------------------------     ------------------------------------------------------------------------------------
           Share Transactions (continued):     Class Z:
                                                 Subscriptions                                           33,157,792      27,400,365
                                                 Proceeds received in connection with merger                     --             720
                                                 Distributions reinvested                                   693,082          31,915
                                                 Redemptions                                             (6,622,629)    (16,882,639)
                                                                                                       ----------------------------
                                                   Net Increase                                          27,228,245      10,550,361

                                                 Net Increase from Share Transactions                    34,167,192      65,378,524

                                                   Total Increase in Net Assets                         128,993,683       6,235,418
                                               ------------------------------------------------------------------------------------
                               Net Assets:     Beginning of period                                      407,392,533     401,157,115
                                               End of period (including overdistributed net investment
                                               income of $(95,016) and undistributed net investment
                                               income of $210,896, respectively)                        536,386,216     407,392,533
                                               ------------------------------------------------------------------------------------
                        Changes in Shares:     Class A:
                                                 Subscriptions                                            1,230,093       3,154,270
                                                 Issued in connection with merger                                --         902,337
                                                 Issued for distributions reinvested                        171,197         550,829
                                                 Redemptions                                               (902,672)     (2,626,500)
                                                                                                       ----------------------------
                                                   Net Increase                                             498,618       1,980,936

                                               Class B:
                                                 Subscriptions                                              269,948         826,123
                                                 Issued in connection with merger                                --           4,484
                                                 Issued for distributions reinvested                        168,345       1,030,619
                                                 Redemptions                                               (852,614)     (1,894,962)
                                                                                                       ----------------------------
                                                   Net Decrease                                            (414,321)        (33,736)

                                               Class C:
                                                 Subscriptions                                              125,208         279,298
                                                 Issued in connection with merger                                --             594
                                                 Issued for distributions reinvested                         21,611         107,881
                                                 Redemptions                                                (94,065)       (277,391)
                                                                                                       ----------------------------
                                                   Net Increase                                              52,754         110,382

                                               Class: I
                                                 Subscriptions                                                   26              36
                                                 Issued in connection with merger                                --          49,371
                                                 Issued for distributions reinvested                              2              --
                                                 Redemptions                                                     --         (49,371)
                                                                                                       ----------------------------
                                                   Net Increase                                                  28              36

                                               Class: Z
                                                 Subscriptions                                              916,961         998,716
                                                 Issued in connection with merger                                --              25
                                                 Issued for distributions reinvested                         18,002           1,145
                                                 Redemptions                                               (185,073)       (617,673)
                                                                                                       ----------------------------
                                                   Net Increase                                             749,890         382,213

18  See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2003 (Unaudited)                      Columbia Small Cap Value Fund

NOTE 1. ORGANIZATION

Columbia Small Cap Value Fund (the "Fund"), a series of Columbia Funds Trust VI (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

INVESTMENT GOAL

The Fund seeks long-term growth by investing primarily in smaller capitalization equity securities.

FUND SHARES

The Fund may issue an unlimited number of shares and offers five classes of shares: Class A, Class B, Class C, Class I and Class Z. Each share class has its own sales charge and expense structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within eighteen months of the time of purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares in a certain number of years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class I and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class I and Class Z shares, as described in each Fund's prospectus.

Effective October 13, 2003, the Fund changed its name from Liberty Small-Cap Value Fund to Columbia Small Cap Value Fund. Also on that date, the Trust changed its name from Liberty Funds Trust VI to Columbia Funds Trust VI.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION

Equity securities are valued at the last sale price at the close of the principal exchange on which they trade. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

REPURCHASE AGREEMENTS

The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

December 31, 2003 (Unaudited)                      Columbia Small Cap Value Fund

INCOME RECOGNITION

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date except for foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such, net of non-reclaimable tax withholdings. Awards from class action litigation are recorded as a reduction of cost if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

FOREIGN CURRENCY TRANSACTIONS

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

DETERMINATION OF CLASS NET ASSET VALUES

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

FEDERAL INCOME TAX STATUS

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable or tax-exempt income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders are recorded on ex-date. Net realized capital gains, if any, are distributed at least annually. Income and capital gains dividends are determined in accordance with income tax regulations which may differ from GAAP.

NOTE 3. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The tax character of distributions paid during the year ended June 30, 2003 was as follows:

 Distributions paid from:
    Ordinary income                                                 $        --
    Long-term capital gains                                          49,176,784
    Return of capital                                                 1,256,820
--------------------------------------------------------------------------------
                                                                    $50,433,604

As of June 30, 2003, the components of distributable earnings on a tax basis were as follows:

                                   Unrealized
                                  Appreciation*
--------------------------------------------------------------------------------
                                   $47,765,128

* The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and REIT adjustments.

Unrealized appreciation and depreciation at December 31, 2003, based on cost of investments for federal income tax purposes was:

    Unrealized appreciation                                        $132,124,987
    Unrealized depreciation                                          (6,539,668)
--------------------------------------------------------------------------------
    Net unrealized appreciation                                    $125,585,319

The following capital loss carryforwards, determined as of June 30, 2003, are available to reduce taxable income arising from future net realized gains on

December 31, 2003 (Unaudited)                      Columbia Small Cap Value Fund

investments, if any, to the extent permitted by the Internal Revenue Code:

--------------------------------------------------------------------------------
                  Year of                     Capital Loss
                 Expiration                   Carryforward
--------------------------------------------------------------------------------
                    2005*                     $2,466,892
--------------------------------------------------------------------------------
                    2006*                      1,233,446
--------------------------------------------------------------------------------
                    2007*                      1,233,446
--------------------------------------------------------------------------------
                    2009*                      2,466,892
--------------------------------------------------------------------------------
                    2011                       2,466,892
--------------------------------------------------------------------------------
                                              $9,867,568
--------------------------------------------------------------------------------

* Any capital loss carryforwards acquired as part of a merger that are permanently lost due to provisions under the Internal Revenue Code are included as being expired.

Expired capital loss carryforwards are recorded as a reduction of paid-in capital.

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

INVESTMENT ADVISORY FEE

Columbia Management Advisors, Inc. ("Columbia"), an indirect, wholly owned subsidiary of FleetBoston Financial Corporation, is the investment advisor to the Fund. Columbia provides administrative and other services and receives a monthly fee based on the Fund's average daily net assets at the following annual rates:

--------------------------------------------------------------------------------
      Average Daily Net Assets                Annual Fee Rate
--------------------------------------------------------------------------------
         First $500 million                        0.80%
--------------------------------------------------------------------------------
          Next $500 million                        0.75%
--------------------------------------------------------------------------------
           Over $1 billion                         0.70%
--------------------------------------------------------------------------------

Prior to November 1, 2003, Columbia was entitled to receive a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

--------------------------------------------------------------------------------
      Average Daily Net Assets                Annual Fee Rate
--------------------------------------------------------------------------------
          First $1 billion                         0.80%
--------------------------------------------------------------------------------
           Over $1 billion                         0.75%
--------------------------------------------------------------------------------

PRICING AND BOOKKEEPING FEES

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). Columbia pays the total fees collected to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average daily net assets of the Fund for that month. The Fund also pays additional fees for pricing services. For the six months ended December 31, 2003, the annualized effective pricing and bookkeeping fee rate was 0.032%.

TRANSFER AGENT FEE

Columbia Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services for an annual fee by class of $28.00 per open account. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Prior to November 1, 2003, the Transfer Agent was entitled to receive a monthly transfer agent fee at the annual rate of 0.06% of the Fund's average daily net assets attributable to Class A, Class B, Class C and Class Z shares and 0.0025% of the Fund's average daily net assets attributable to Class I shares. The Transfer Agent also received flat-rate charges based on the number of shareholder accounts and transactions, in addition to reimbursement for certain out-of-pocket expenses. For the six months ended December 31, 2003, the annualized effective transfer agent fee rate, exclusive of out-of-pocket expenses, was 0.27%.

Effective October 13, 2003, Liberty Funds Services, Inc. changed its name to Columbia Funds Services, Inc.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES

Columbia Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the principal underwriter of the Fund. Prior to October 13, 2003, Columbia Funds Distributor, Inc. was known as Liberty Funds Distributor, Inc. For the six months ended December 31, 2003, the Distributor has retained net underwriting discounts of $16,716 on sales of the Fund's Class A shares and received CDSC of $8,743, $122,764 and $1,505 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which requires the payment of a monthly service fee to the Distributor at the annual rate of 0.25% of the average

December 31, 2003 (Unaudited)                      Columbia Small Cap Value Fund

daily net assets of the Fund attributable to Class A, Class B and Class C shares. The Plan also requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

FEE WAIVERS

Columbia has voluntarily agreed to reimburse the Fund for certain expenses so that the total annual Fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.25% annually of the Fund's average daily net assets.

Prior to November 1, 2003, Columbia voluntarily agreed to reimburse the Fund for certain expenses so that the total annual Fund operating expenses (exclusive of distribution, service and transfer agent fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) would not exceed 1.00% annually of the Fund's average daily net assets. Columbia had also voluntarily agreed to reimburse the Fund so that Class A, Class B, Class C and Class Z transfer agent fees (excluding out-of-pocket fees) did not exceed 0.25% annually of each class's average daily net assets.

CUSTODY CREDITS

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

FEES PAID TO OFFICERS AND TRUSTEES

The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Trustees may participate in a deferred compensation plan, which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 5. PORTFOLIO INFORMATION

Purchases and Sales of Securities

For the six months ended December 31, 2003, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $143,574,498 and $124,883,890, respectively.

NOTE 6. LINE OF CREDIT

The Fund and other affiliated funds participate in a $350,000,000 credit facility, which is used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to the Fund based on its borrowings. In addition, the Fund has agreed to pay commitment fees on its pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations. For the six months ended December 31, 2003, the Fund did not borrow under these arrangements.

NOTE 7. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

INDUSTRY FOCUS

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

LEGAL PROCEEDINGS

Columbia, the Distributor and certain of their affiliates (collectively, "the Columbia Group") have received information requests and subpoenas from various regulatory authorities, including the Securities and Exchange Commission ("SEC") and the New York Attorney General, in connection with their investigations of late trading and market timing in mutual funds. The Columbia Group has not uncovered any instances where Columbia or the Distributor was knowingly involved in late trading of mutual fund shares. The Columbia Group has identified a limited number of investors who had informal arrangements for trading certain Columbia Fund shares between 1998 and 2003. A substantial majority of the trading had ended by October 2002. None of these arrangements exists today. Information relating to those trading arrangements has been supplied to various regulatory authorities. To the extent that any Columbia Fund, whose shares were involved in those trading activities,

December 31, 2003 (Unaudited)                      Columbia Small Cap Value Fund

was harmed by them, the Columbia Group has undertaken to reimburse such fund.

The SEC staff has issued notices to the effect that it has made a preliminary determination to recommend that the SEC bring civil enforcement actions, including injunctive proceedings, against Columbia and the Distributor, alleging that they have violated certain provisions of the federal securities laws. The Columbia Group believes that those allegations are based principally on the trading arrangements referred to above. Columbia and the Distributor are engaged in discussions with the SEC staff in an effort to reach a satisfactory resolution of these matters. However, there can be no assurance that such a resolution will be reached. Any potential resolution of these matters may include, but not be limited to, sanctions, financial penalties, damages or injunctions regarding Columbia or the Distributor, and structural changes in the conduct of their business.

Although the Columbia Group does not believe that these regulatory developments or their resolution will have a material adverse effect on the Columbia Funds, or on the ability of Columbia and the Distributor to provide services to the Columbia Funds, there can be no assurance that these matters or any adverse publicity or other developments resulting from them will not result in increased redemptions or reduced sales of Columbia Fund shares, which could increase transaction costs or operating expenses, or other consequences for the Columbia Funds.

NOTE 8. BUSINESS COMBINATIONS AND MERGERS

FUND MERGERS

As of the end of business on November 1, 2002, the Liberty Contrarian Small-Cap Fund merged into the Fund as follows:

--------------------------------------------------------------------------------
           Shares                  Net Assets                 Unrealized
           Issued                   Received                Depreciation(1)
--------------------------------------------------------------------------------
           956,811                 $26,640,619               $(11,030,471)

--------------------------------------------------------------------------------
                                  Net Assets of               Net Assets
         Net Assets            Liberty Contrarian             of the Fund
         of the Fund             Small-Cap Fund               Immediately
          Prior to             Immediately Prior                 After
         Combination             to Combination               Combination
--------------------------------------------------------------------------------
        $333,518,938               $26,640,619               $360,159,557

(1) Unrealized depreciation is included in the Net Assets Received amount above.

FINANCIAL HIGHLIGHTS
                                                   Columbia Small Cap Value Fund

Selected data for a share outstanding throughout each period is as follows:

                                          (Unaudited)
                                           Six Months
                                             Ended                                    Year Ended June 30,
                                          December 31,        -------------------------------------------------------------------
Class A Shares                                2003               2003            2002          2001          2000          1999
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $     31.39         $   37.54       $   37.49     $   32.56     $   30.36     $   34.21
---------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income (loss) (a)                 0.04              0.02           (0.20)        (0.06)        (0.10)        (0.16)
Net realized and unrealized gain (loss)
on investments and foreign currency              8.32             (1.54)           2.42          6.38          2.30         (3.69)
                                          -----------         ---------       ---------     ---------     ---------     ---------
Total from Investment Operations                 8.36             (1.52)           2.22          6.32          2.20         (3.85)
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared
to Shareholders:
From net realized gains                         (1.18)            (4.51)          (2.17)        (1.39)           --            --
Return of capital                                  --             (0.12)             --            --            --            --
                                          -----------         ---------       ---------     ---------     ---------     ---------
Total Distributions Declared
to Shareholders                                 (1.18)            (4.63)          (2.17)        (1.39)           --            --
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $     38.57         $   31.39       $   37.54     $   37.49     $   32.56     $   30.36
Total return (b)                                26.75%(c)(d)      (2.16)%(c)       6.43%        19.86%         7.25%       (11.25)%
---------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net
Assets/Supplemental Data:
Operating expenses (e)                           1.49%(f)          1.54%           1.57%         1.58%         1.49%         1.49%
Interest expense                                   --                --%(g)          --            --            --            --
Total expenses (e)                               1.49%(f)          1.54%           1.57%         1.58%         1.49%         1.49%
Net investment income (loss) (e)                 0.22%(f)          0.07%          (0.55)%       (0.18)%       (0.33)%       (0.57)%
Waiver/reimbursement                             0.03%(f)          0.12%             --            --            --            --
Portfolio turnover rate                            27%(d)           118%             77%           29%           77%           53%
Net assets, end of period (000's)         $   242,112         $ 181,377       $ 142,551     $ 137,042     $ 138,969     $ 263,436
---------------------------------------------------------------------------------------------------------------------------------

(a) Per share data was calculated using average shares outstanding during the period.

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)   Not annualized.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(f)   Annualized.

(g)   Rounds to less than 0.01%.

                                                   Columbia Small Cap Value Fund

Selected data for a share outstanding throughout each period is as follows:

                                          (Unaudited)
                                           Six Months
                                             Ended                                    Year Ended June 30,
                                           December 31,       -------------------------------------------------------------------
Class B Shares                                2003               2003            2002          2001          2000          1999
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $     28.18         $   34.50       $   34.88     $   30.64     $   28.78     $   32.67
---------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment loss (a)                         (0.09)            (0.19)          (0.44)        (0.31)        (0.31)        (0.36)
Net realized and unrealized gain (loss)
on investments and foreign currency              7.47             (1.50)           2.23          5.94          2.17         (3.53)
                                          -----------         ---------       ---------     ---------     ---------     ---------
Total from Investment Operations                 7.38             (1.69)           1.79          5.63          1.86         (3.89)
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared
to Shareholders:
From net realized gains                         (1.04)            (4.51)          (2.17)        (1.39)           --            --
Return of capital                                  --             (0.12)             --            --            --            --
                                          -----------         ---------       ---------     ---------     ---------     ---------
Total Distributions Declared
to Shareholders                                 (1.04)            (4.63)          (2.17)        (1.39)           --            --
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $     34.52         $   28.18       $   34.50     $   34.88     $   30.64     $   28.78
Total return (b)                                26.31%(c)(d)      (2.93)%(c)       5.65%        18.83%         6.46%       (11.91)%
---------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net
Assets/Supplemental Data:
Operating expenses (e)                           2.24%(f)          2.30%           2.32%         2.33%         2.24%         2.24%
Interest expense                                   --                --%(g)          --            --            --            --
Total expenses (e)                               2.24%(f)          2.30%           2.32%         2.33%         2.24%         2.24%
Net investment loss (e)                         (0.54)%(f)        (0.71)%         (1.30)%       (0.93)%       (1.08)%       (1.32)%
Waiver/reimbursement                             0.03%(f)          0.09%             --            --            --            --
Portfolio turnover rate                            27%(d)           118%             77%           29%           77%           53%
Net assets, end of period (000's)         $   216,315         $ 188,270       $ 231,602     $ 240,252     $ 238,607     $ 307,252
---------------------------------------------------------------------------------------------------------------------------------

(a) Per share data was calculated using average shares outstanding during the period.

(b) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(c) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)   Not annualized.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(f)   Annualized.

(g)   Rounds to less than 0.01%.

                                                   Columbia Small Cap Value Fund

Selected data for a share outstanding throughout each period is as follows:

                                            (Unaudited)
                                             Six Months
                                               Ended                                  Year Ended June 30,
                                            December 31,        ---------------------------------------------------------------
Class C Shares                                  2003               2003           2002         2001         2000         1999
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $    29.24          $   35.59       $  35.91     $  31.50     $  29.59     $  33.59
-------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment loss (a)                          (0.09)             (0.19)         (0.45)       (0.31)       (0.32)       (0.37)
Net realized and unrealized gain (loss)
on investments and foreign currency               7.74              (1.53)          2.30         6.11         2.23        (3.63)
                                            ----------          ---------       --------     --------     --------     --------
Total from Investment Operations                  7.65              (1.72)          1.85         5.80         1.91        (4.00)
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared
to Shareholders:
From net realized gains                          (1.04)             (4.51)         (2.17)       (1.39)          --           --
Return of capital                                   --              (0.12)            --           --           --           --
                                            ----------          ---------       --------     --------     --------     --------
Total Distributions Declared
to Shareholders                                  (1.04)             (4.63)         (2.17)       (1.39)          --           --
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $    35.85          $   29.24       $  35.59     $  35.91     $  31.50     $  29.59
Total return (b)                                 26.28%(c)(d)       (2.92)%(c)      5.66%       18.85%        6.45%      (11.91)%
-------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net
Assets/Supplemental Data:
Operating expenses (e)                            2.24%(f)           2.30%          2.32%        2.33%        2.24%        2.24%
Interest expense                                    --                 --%(g)         --           --           --           --
Total expenses (e)                                2.24%(f)           2.30%          2.32%        2.33%        2.24%        2.24%
Net investment loss (e)                          (0.54)%(f)         (0.71)%        (1.30)%      (0.93)%      (1.08)%      (1.32)%
Waiver/reimbursement                              0.03%(f)           0.10%            --           --           --           --
Portfolio turnover rate                             27%(d)            118%            77%          29%          77%          53%
Net assets, end of period (000's)           $   32,776          $  25,186       $ 26,726     $ 27,886     $ 27,400     $ 35,987
-------------------------------------------------------------------------------------------------------------------------------

(a) Per share data was calculated using average shares outstanding during the period.

(b) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(c) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)   Not annualized.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(f)   Annualized.

(g)   Rounds to less than 0.01%.

                                                   Columbia Small Cap Value Fund

Selected data for a share outstanding throughout each period is as follows:

                                                                         (Unaudited)
                                                                          Six Months           Period
                                                                             Ended             Ended
                                                                         December 31,         June 30,
Class I Shares                                                               2003             2003 (a)
------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                        $ 32.29            $ 27.95
------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income (b)                                                      0.08               0.13
Net realized and unrealized gain on investments and foreign currency           8.64               4.21
                                                                            -------            -------
Total from Investment Operations                                               8.72               4.34
------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net realized gains                                                       (1.23)                --
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                              $ 39.78            $ 32.29
Total return (c)(d)(e)                                                        27.12%             15.53%
------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
Operating expenses (f)(g)                                                      1.02%              1.03%
Interest expense (g)                                                             --                 --%(h)
Total expenses (f)(g)                                                          1.02%              1.03%
Net investment income (f)(g)                                                   0.66%              0.64%
Waiver/reimbursement (g)                                                       0.03%              0.04%
Portfolio turnover rate                                                          27%(e)            118%
Net assets, end of period (000's)                                           $     3            $     1
------------------------------------------------------------------------------------------------------

(a) Class I shares were initially offered on October 31, 2002. Per share data and total return reflect activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c)   Total return at net asset value assuming all distributions reinvested.

(d) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)   Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(g)   Annualized.

(h)   Rounds to less than 0.01%.

                                                   Columbia Small Cap Value Fund

Selected data for a share outstanding throughout each period is as follows:

                                          (Unaudited)
                                           Six Months
                                              Ended                                    Year Ended June 30,
                                           December 31,        -------------------------------------------------------------------
Class Z Shares                                2003                2003            2002          2001         2000          1999
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $    32.24          $    38.28        $  38.09      $  33.01     $  30.70      $  34.49
----------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income (loss) (a)                 0.11                0.24           (0.12)         0.02        (0.02)        (0.09)
Net realized and unrealized gain (loss)
on investments and foreign currency              8.53               (1.65)           2.48          6.45         2.33         (3.70)
                                           ----------          ----------        --------      --------     --------      --------
Total from Investment Operations                 8.64               (1.41)           2.36          6.47         2.31         (3.79)
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared
to Shareholders:
From net realized gains                         (1.23)              (4.51)          (2.17)        (1.39)          --            --
Return of capital                                  --               (0.12)             --            --           --            --
                                           ----------          ----------        --------      --------     --------      --------
Total Distributions Declared
to Shareholders                                 (1.23)              (4.63)          (2.17)        (1.39)          --            --
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $    39.65          $    32.24        $  38.28      $  38.09     $  33.01      $  30.70
Total return (b)                                26.91%(c)(d)        (1.79)%(c)       6.71%        20.05%        7.52%       (10.99)%
----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net
Assets/Supplemental Data:
Operating expenses (e)                           1.24%(f)            1.25%           1.32%         1.33%        1.24%         1.24%
Interest expense                                   --                  --%(g)          --            --           --            --
Total expenses (e)                               1.24%(f)            1.25%           1.32%         1.33%        1.24%         1.24%
Net investment income (loss) (e)                 0.58%(f)            0.82%          (0.30)%        0.07%       (0.08)%       (0.32)%
Waiver/reimbursement                             0.03%(f)            0.38%             --            --           --            --
Portfolio turnover rate                            27%(d)             118%             77%           29%          77%           53%
Net assets, end of period (000's)          $   45,180          $   12,558        $    278      $     21     $ 11,431      $ 11,654
----------------------------------------------------------------------------------------------------------------------------------

(a) Per share data was calculated using average shares outstanding during the period.

(b)   Total return at net asset value assuming all distributions reinvested.

(c) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)   Not annualized.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(f)   Annualized.

(g)   Rounds to less than 0.01%.

IMPORTANT INFORMATION ABOUT THIS REPORT
                                                   Columbia Small Cap Value Fund

TRANSFER AGENT

Columbia Funds Services, Inc.
P.O. Box 8081 Boston MA 02266-8081
800.345.6611

DISTRIBUTOR

Columbia Funds Distributor, Inc.
One Financial Center
Boston MA 02111

INVESTMENT ADVISOR

Columbia Management Advisors, Inc.
100 Federal Street
Boston MA 02111

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Small Cap Value Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to its portfolio securities is available (i) without charge, upon request, by calling 800-345-6611 and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

COLUMBIA FUNDS
                                                   Columbia Small Cap Value Fund

                              --------------------------------------------------
            Large Growth      Columbia Common Stock
                              Columbia Growth
                              Columbia Growth Stock
                              Columbia Large Cap Growth
                              Columbia Tax-Managed Growth
                              Columbia Tax-Managed Growth II
                              Columbia Young Investor
                              --------------------------------------------------
             Large Value      Columbia Disciplined Value
                              Columbia Growth & Income
                              Columbia Large Cap Core
                              Columbia Tax-Managed Value
                              --------------------------------------------------
           Midcap Growth      Columbia Acorn Select
                              Columbia Mid Cap Growth
                              Columbia Tax-Managed Aggressive Growth
                              --------------------------------------------------
            Midcap Value      Columbia Dividend Income
                              Columbia Mid Cap
                              Columbia Strategic Investor
                              --------------------------------------------------
            Small Growth      Columbia Acorn
                              Columbia Acorn USA
                              Columbia Small Company Equity
                              --------------------------------------------------
             Small Value      Columbia Small Cap
                              Columbia Small Cap Value
                              --------------------------------------------------
                Balanced      Columbia Asset Allocation
                              Columbia Balanced
                              Columbia Liberty Fund
                              --------------------------------------------------
               Specialty      Columbia Real Estate Equity
                              Columbia Technology
                              Columbia Utilities
                              --------------------------------------------------
    Taxable Fixed-Income      Columbia Contrarian Income
                              Columbia Corporate Bond
                              Columbia Federal Securities
                              Columbia Fixed Income Securities
                              Columbia High Yield
                              Columbia High Yield Opportunities
                              Columbia Income
                              Columbia Intermediate Bond
                              Columbia Intermediate Government Income
                              Columbia Quality Plus Bond
                              Columbia Short Term Bond
                              Columbia Strategic Income
                              --------------------------------------------------
           Floating Rate      Columbia Floating Rate
                              Columbia Floating Rate Advantage
                              --------------------------------------------------
              Tax Exempt      Columbia High Yield Municipal
                              Columbia Intermediate Tax-Exempt Bond
                              Columbia Managed Municipals
                              Columbia National Municipal Bond
                              Columbia Tax-Exempt
                              Columbia Tax-Exempt Insured

                                                   Columbia Small Cap Value Fund

                              --------------------------------------------------
 Single State Tax Exempt      Columbia California Tax-Exempt
                              Columbia Connecticut Intermediate Municipal Bond
                              Columbia Connecticut Tax-Exempt
                              Columbia Florida Intermediate Municipal Bond
                              Columbia Massachusetts Intermediate Municipal Bond
                              Columbia Massachusetts Tax-Exempt
                              Columbia New Jersey Intermediate Municipal Bond
                              Columbia New York Intermediate Municipal Bond
                              Columbia New York Tax-Exempt
                              Columbia Oregon Municipal Bond
                              Columbia Pennsylvania Intermediate Municipal Bond
                              Columbia Rhode Island Intermediate Municipal Bond
                              --------------------------------------------------
            Money Market      Columbia Money Market
                              Columbia Municipal Money Market
                              --------------------------------------------------
    International/Global      Columbia Acorn International
                              Columbia Acorn International Select
                              Columbia Europe
                              Columbia Global Equity
                              Columbia International Stock
                              Columbia Newport Asia Pacific
                              Columbia Newport Greater China
                              Columbia Newport Tiger
                              --------------------------------------------------
             Index Funds      Columbia Large Company Index
                              Columbia Small Company Index
                              Columbia U.S. Treasury Index

Columbia funds are offered only by prospectus. Please see your financial advisor for a prospectus, which describes in detail fund objectives, investment policies, risks, sales charges, fees, liquidity and other matters of interest. Please read the prospectus carefully before you invest or send money.

For complete product information on any Columbia fund, visit our website at www.columbiafunds.com.

Columbia Management Group and Columbia Management refer collectively to the various investment advisory subsidiaries of Columbia Management Group, including Columbia Management Advisors, Inc., the registered investment advisor, and to Columbia Funds Distributor, Inc.

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

                      This page intentionally left blank.

Photo of: Hands on keyboard.
eDelivery

Help your fund reduce printing and postage costs! Elect to get your shareholder reports by electronic delivery. With Columbia's eDelivery program, you receive an e-mail message when your shareholder report becomes available online. If your fund account is registered with Columbia Funds, you can sign up quickly and easily on our website at www.columbiafunds.com.

Please note -- if you own your fund shares through a financial institution, contact the institution to see if it offers electronic delivery. If you own your fund shares through a retirement plan, electronic delivery may not be available to you.

Columbia Small Cap Value Fund Semiannual Report, December 31, 2003

                                                                     PRSRT STD
                                                                   U.S. Postage
                                                                       PAID
                                                                   Holliston, MA
                                                                   Permit NO. 20

[LOGO] ColumbiaFunds
       A Member of Columbia Management Group

       (C)2004 Columbia Funds Distributor, Inc.
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.columbiafunds.com

                                                769-03/736Q-1203 (02/04) 04/0175

ITEM 2. CODE OF ETHICS.

Note applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Note applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Note applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. RESERVED.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                   Columbia Funds Trust VI
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By (Signature and Title)  /s/ J. Kevin Connaughton
                        ------------------------------------------------------
                         J. Kevin Connaughton, President and Treasurer

Date                                March 4, 2004
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ J. Kevin Connaughton
                        ------------------------------------------------------
                         J. Kevin Connaughton, President and Treasurer

Date                                March 4, 2004
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